Fair Value Measurements (as restated) - Level 3 Roll Forward (FY) (Details) - Fair Value, Inputs, Level 3 - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ (6,372)
Change in fair value	1,944
Balance at end of period	(4,428)	$ (6,372)
Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ (6,372)	0
Issuances		(4,401)
Change in fair value		(1,971)
Balance at end of period		$ (6,372)